Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.1%
6,395	iShares 20+ Year Treasury Bond ETF	$ 915,252	2.1
6,925	iShares Core S&P 500 ETF	2,643,757	6.0
24,198	iShares Core U.S. Aggregate Bond ETF	2,790,998	6.3
12,158	iShares Russell 2000 ETF	2,654,213	6.0
13,224	Vanguard Value ETF	1,638,718	3.7

	Total Exchange-Traded Funds
	(Cost $9,314,979)	10,642,938	24.1

MUTUAL FUNDS: 75.9%
	Affiliated Investment Companies: 60.2%
221,540	Voya High Yield Bond Fund - Class P3	1,776,754	4.0
762,225	Voya Intermediate Bond Fund - Class P3	7,934,758	17.9
58,580	Voya Large Cap Growth Fund - Class P3	3,347,864	7.6
123,389	Voya Large Cap Value Fund - Class P3	1,646,006	3.7
21,788	(1) Voya MidCap Opportunities Fund - Class P3	669,968	1.5
144,692	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,286,132	5.2
282,440	Voya Multi-Manager International Equity Fund - Class P3	3,934,383	8.9
416,586	Voya Multi-Manager International Factors Fund - Class P3	4,357,490	9.9
62,767	Voya Multi-Manager Mid Cap Value Fund - Class P3	661,562	1.5
		26,614,917	60.2

	Unaffiliated Investment Companies: 15.7%
165,767	TIAA-CREF S&P 500 Index Fund - Class I	6,950,595	15.7

	Total Mutual Funds
	(Cost $29,999,167)	33,565,512	75.9

	Total Investments in Securities (Cost $39,314,146)	$ 44,208,450	100.0
	Assets in Excess of Other Liabilities	1,520	0.0
	Net Assets	$ 44,209,970	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,642,938	$–	$–	$10,642,938
Mutual Funds	33,565,512	–	–	33,565,512
Total Investments, at fair value	$44,208,450	$–	$–	$44,208,450

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,188,821	$656,805	$(135,884)	$67,012	$1,776,754	$68,744	$26,357	$-
Voya Intermediate Bond Fund - Class P3	5,247,779	3,963,986	(1,097,105)	(179,902)	7,934,758	181,563	56,420	110,120
Voya Large Cap Growth Fund - Class P3	2,279,746	1,209,734	(375,702)	234,086	3,347,864	7,640	81,746	323,527
Voya Large Cap Value Fund - Class P3	972,755	1,044,806	(717,006)	345,451	1,646,006	15,987	(41,918)	97,921
Voya MidCap Opportunities Fund - Class P3	466,745	241,354	(105,247)	67,116	669,968	-	41,613	92,569
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,067,675	1,006,162	(303,923)	516,218	2,286,132	17,718	40,515	59,081
Voya Multi-Manager International Equity Fund - Class P3	2,468,948	1,383,240	(687,566)	769,761	3,934,383	32,213	124,755	111,640
Voya Multi-Manager International Factors Fund - Class P3	2,742,391	1,516,618	(528,993)	627,474	4,357,490	110,455	50,529	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	459,558	188,202	(138,089)	151,891	661,562	6,358	9,492	19,287
Voya Strategic Income Opportunities Fund - Class P3	885,737	152,551	(1,094,408)	56,120	-	8,287	(34,150)	-
	$17,780,155	$11,363,458	$(5,183,923)	$2,655,227	$26,614,917	$448,965	$355,359	$814,145

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,739,560.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,141,666
Gross Unrealized Depreciation	(672,776)
Net Unrealized Appreciation	$4,468,890